Income Tax - Summary of Movements of Deferred Tax Assets and Deferred Tax Liabilities (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	$ (698,356)	$ (23,349)	$ (959,666)	$ (319,625)
Recognized in Profit or Loss	(341,756)	(11,426)	(432,442)	(555,646)
Recognized in Other Comprehensive Income	(3,816)	(128)	126,101	(51,217)
Recognized in Equity	1,404	47	(1,099)	262
Exchange Differences	(62,113)	(2,076)	115,153	(33,440)
Acquisitions Through Business Combinations	40,104	1,341	550,955
Balance at December 31	(1,064,533)	(35,591)	(698,356)	(959,666)
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	(4,546,314)	(152,000)	(3,879,066)	(3,758,847)
Recognized in Profit or Loss	(80,593)	(2,694)	(600,229)	(101,576)
Exchange Differences	(17,949)	(600)	(21,146)	(18,643)
Acquisitions Through Business Combinations	(16,917)	(566)	(45,873)
Balance at December 31	(4,661,773)	(155,860)	(4,546,314)	(3,879,066)
Defined benefit obligation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	1,064,824	35,601	780,240	873,484
Recognized in Profit or Loss	(57,746)	(1,931)	(131,687)	(26,736)
Recognized in Other Comprehensive Income	74,308	2,484	126,101	(51,217)
Exchange Differences	(2,803)	(94)	27,884	(15,291)
Acquisitions Through Business Combinations			262,286
Balance at December 31	1,078,583	36,060	1,064,824	780,240
Mandatorily at fair value through profit or loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	207,021	6,921	(104,903)	(21,363)
Recognized in Profit or Loss	43,285	1,447	284,659	(86,342)
Exchange Differences	9		(137)	2,802
Acquisitions Through Business Combinations			27,402
Balance at December 31	250,315	8,368	207,021	(104,903)
Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	1,272,672	42,550	1,028,409	1,079,824
Recognized in Profit or Loss	6,148	205	(26,147)	(22,748)
Recognized in Other Comprehensive Income	(78,124)	(2,612)
Recognized in Equity	1,404	47	(1,099)	262
Exchange Differences	(21,763)	(726)	74,327	(28,929)
Acquisitions Through Business Combinations	8,184	274	294,540
Balance at December 31	1,188,521	39,738	1,272,672	1,028,409
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	(2,001,797)	(66,928)	(2,175,320)	(1,826,902)
Recognized in Profit or Loss	(88,906)	(2,973)	(473,404)	(237,402)
Recognized in Other Comprehensive Income	(3,816)	(128)	126,101	(51,217)
Recognized in Equity	1,404	47	(1,099)	262
Exchange Differences	(42,506)	(1,420)	80,928	(60,061)
Acquisitions Through Business Combinations	(8,733)	(292)	538,355
Balance at December 31	(2,141,354)	(71,694)	(2,001,797)	(2,175,320)
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	672,275	22,477	681,441	1,124,541
Recognized in Profit or Loss	(166,128)	(5,554)	(50,059)	(456,246)
Exchange Differences	(12,203)	(408)	28,293	13,146
Acquisitions Through Business Combinations	48,837	1,633	12,600
Balance at December 31	542,781	18,148	672,275	681,441
Unused tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	631,166	21,102	534,213	382,736
Recognized in Profit or Loss	(86,722)	(2,899)	91,021	138,002
Exchange Differences	(7,404)	(248)	5,932	13,475
Balance at December 31	$ 537,040	$ 17,955	631,166	$ 534,213
Adjustments arising from initial application [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized in Profit or Loss			(97,358)
Adjustments arising from initial application [member] | Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized in Profit or Loss			(97,358)
Adjustments arising from initial application [member] | Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized in Profit or Loss			$ (97,358)